Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	$ 912,054	$ 30,259
Less: accumulated amortization	(140,951)	(26,671)
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	1,041,872	44,880
Trademark and License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	$ 11,133	$ 12,050